Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voyageur Insured Funds
Entity Central Index Key	0000809064
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000006392 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Arizona Fund(formerly, Delaware Tax-Free Arizona Fund)
Class Name	Class A
Trading Symbol	VAZIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Arizona Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$42	0.85%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 58,057,985
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 50,681
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$58,057,985
Total number of portfolio holdings	79
Total advisory fees paid	$50,681
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.01%
Healthcare Revenue Bonds	21.67%
Special Tax Revenue Bonds	15.78%
Electric Revenue Bonds	10.67%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.88%
Transportation Revenue Bonds	5.91%
Local General Obligation Bonds	3.93%
Lease Revenue Bonds	2.57%
Housing Revenue Bond	0.95%
Water & Sewer Revenue Bond	0.84%

State and territory allocation
Arizona	80.50%
Puerto Rico	16.16%
US Virgin Islands	0.55%

C000006394 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Arizona Fund(formerly, Delaware Tax-Free Arizona Fund)
Class Name	Class C
Trading Symbol	DVACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Arizona Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$79	1.60%
^	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%	[2]
Net Assets	$ 58,057,985
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 50,681
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$58,057,985
Total number of portfolio holdings	79
Total advisory fees paid	$50,681
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.01%
Healthcare Revenue Bonds	21.67%
Special Tax Revenue Bonds	15.78%
Electric Revenue Bonds	10.67%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.88%
Transportation Revenue Bonds	5.91%
Local General Obligation Bonds	3.93%
Lease Revenue Bonds	2.57%
Housing Revenue Bond	0.95%
Water & Sewer Revenue Bond	0.84%

State and territory allocation
Arizona	80.50%
Puerto Rico	16.16%
US Virgin Islands	0.55%

C000135922 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Arizona Fund(formerly, Delaware Tax-Free Arizona Fund)
Class Name	Institutional Class
Trading Symbol	DAZIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Tax-Free Arizona Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.60%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[3]
Net Assets	$ 58,057,985
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 50,681
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2025)
Fund net assets	$58,057,985
Total number of portfolio holdings	79
Total advisory fees paid	$50,681
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings (as of February 28, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	28.01%
Healthcare Revenue Bonds	21.67%
Special Tax Revenue Bonds	15.78%
Electric Revenue Bonds	10.67%
Industrial Development Revenue/Pollution Control Revenue Bonds	6.88%
Transportation Revenue Bonds	5.91%
Local General Obligation Bonds	3.93%
Lease Revenue Bonds	2.57%
Housing Revenue Bond	0.95%
Water & Sewer Revenue Bond	0.84%

State and territory allocation
Arizona	80.50%
Puerto Rico	16.16%
US Virgin Islands	0.55%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.